UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-7800


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas              February 08, 2011
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)








                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      43
 Form 13F Information Table Value Total:      1,498,564

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name

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                                                    FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   12/31/2010
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101     35038     406000 SH       SOLE          406000         0         0
ABB LTD                            SPONSORED ADR   000375204     27614    1230000 SH       SOLE         1230000         0         0
APPLIED MATLS INC                  COM             038222105     27889    1985000 SH       SOLE         1985000         0         0
BANK OF AMERICA CORPORATION        COM             060505104     63981    4796145 SH       SOLE         4796145         0         0
BP PLC                             SPONSORED ADR   055622104     36688     830600 SH  CALL SOLE
BP PLC                             SPONSORED ADR   055622104     36689     830629 SH       SOLE          830629         0         0
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109     13646     275000 SH       SOLE          275000         0         0
CISCO SYS INC                      COM             17275R102     64615    3194000 SH       SOLE         3194000         0         0
CLOROX CO DEL                      COM             189054109       316       5000 SH       SOLE            5000         0         0
COCA COLA CO                       COM             191216100     67903    1032429 SH       SOLE         1032429         0         0
CROSSTEX ENERGY INC                COM             22765Y104      6630     748354 SH       SOLE          748354         0         0
DEVON ENERGY CORP NEW              COM             25179M103     71494     910641 SH       SOLE          910641         0         0
E M C CORP MASS                    COM             268648102     31488    1375000 SH       SOLE         1375000         0         0
ERICSSON L M TEL CO                ADR B SEK 10    294821608      9166     795000 SH       SOLE          795000         0         0
EXXON MOBIL CORP                   COM             30231G102     48245     659808 SH       SOLE          659808         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105     12707     324000 SH       SOLE          324000         0         0
GSI COMMERCE INC                   COM             36238G102     11600     500000 SH  PUT  SOLE               0         0         0
HEINZ H J CO                       COM             423074103     27277     551500 SH       SOLE          551500         0         0
HEWLETT PACKARD CO                 COM             428236103     40138     953400 SH       SOLE          953400         0         0
ITRON INC                          COM             465741106     18021     325000 SH       SOLE          325000         0         0
JOHNSON & JOHNSON                  COM             478160104     92833    1500943 SH       SOLE         1500943         0         0
KIMBERLY CLARK CORP                COM             494368103     42993     682000 SH       SOLE          682000         0         0
KRAFT FOODS INC                    CL A            50075N104     35102    1114000 SH       SOLE         1114000         0         0
LOCKHEED MARTIN CORP               COM             539830109     24713     353500 SH       SOLE          353500         0         0
MARTIN MARIETTA MATLS INC          COM             573284106     30070     326000 SH       SOLE          326000         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     41396     665000 SH       SOLE          665000         0         0
MEDTRONIC INC                      COM             585055106     32083     865000 SH       SOLE          865000         0         0
MERCK & CO INC NEW                 COM             58933Y105     32905     913000 SH       SOLE          913000         0         0
MICROSOFT CORP                     COM             594918104     93791    3360486 SH       SOLE         3360486         0         0
NOBLE CORPORATION BAAR             NAMEN -AKT      H5833N103     28723     803000 SH       SOLE          803000         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100     22735     172900 SH       SOLE          172900         0         0
PFIZER INC                         COM             717081103     54672    3122304 SH       SOLE         3122304         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     53061    1416848 SH       SOLE         1416848         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206      6414      96051 SH       SOLE           96051         0         0
SONOCO PRODS CO                    COM             835495102     22189     659000 SH       SOLE          659000         0         0
ST JOE CO                          COM             790148100     21304     975000 SH       SOLE          975000         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100      7750     618000 SH       SOLE          618000         0         0
US BANCORP DEL                     COM NEW         902973304     63673    2360900 SH       SOLE         2360900         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209       212       8000 SH       SOLE            8000         0         0
WASTE MGMT INC DEL                 COM             94106L109       332       9000 SH       SOLE            9000         0         0
WELLS FARGO & CO NEW               COM             949746101     36050    1163286 SH       SOLE         1163286         0         0
WEYERHAEUSER CO                    COM             962166104     59850    3161641 SH       SOLE         3161641         0         0
YAHOO INC                          COM             984332106     44568    2680000 SH       SOLE         2680000         0         0
                                                     ------------------
                                   GRAND TOTAL                 1498564



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